Summary of Accounting Policies (Policies) - EBP 015	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with generally accepted accounting principles in the United States of America (GAAP).
Use of Estimates	The preparation of the Plan financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the changes in net assets available for benefits during the reporting period and, when applicable, disclosures of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.
New Accounting Standards	New Accounting Standards
The Plan sponsor believes that recently adopted and recently issued accounting standards that are not yet effective will not have a material impact on the Plan's financial position or changes in net assets available for benefits upon adoption.

Investment Valuation and Income Recognition	Investment Valuation and Income Recognition
The investments in all Funds, except for the fully benefit-responsive investment contracts, of the Plan are reported at fair value. Fair value is the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fully benefit-responsive investment contracts are stated at contract value. Security transactions are recorded as of the trade date. Interest income is recorded on the accrual basis. Dividends are recorded as of the ex-dividend date.

Notes Receivable from Participants	Notes Receivable from ParticipantsNotes receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan. Interest income on notes receivable from Participants is recorded when it is earned. A reserve for credit losses is recorded when collection is no longer deemed probable. There was no reserve for credit losses as of December 31, 2025 and 2024.
Payment of Benefits	Payment of Benefits Benefit payments are recorded when paid.
Plan Expenses	Plan Expenses
Direct Plan expenses such as trustee, recordkeeping, auditing and investment management fees and certain general administrative expenses are paid from the assets of the Plan. These expenses are shown as a separate component in the Statement of Changes in Net Assets Available for Benefits. Plan expenses other than the aforementioned items are included as a component of investment gains and losses and reported on Schedule C of Form 5500, if applicable, as indirect compensation in accordance with ERISA disclosure requirements.